Revenue - Impact of the Adoption of Topic 606 on the Consolidated Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	$ 1,501,848	$ 1,417,536	$ 1,337,991
Income taxes	35,357	73,981	(23,395)
Net income	$ 190,380	$ 40,394	$ 80,303
Basic earnings per common share (in USD per share)	$ 0.84	$ 0.18	$ 0.34
Diluted earnings per common share (in USD per share)	$ 0.82	$ 0.17	$ 0.34
Calculated under Previous Standard
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	$ 1,492,464
Income taxes	36,827
Net income	$ 182,466
Basic earnings per common share (in USD per share)	$ 0.81
Diluted earnings per common share (in USD per share)	$ 0.79
Effect of Topic 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net sales	$ 9,384
Income taxes	(1,470)
Net income	$ 7,914
Basic earnings per common share (in USD per share)	$ 0.03
Diluted earnings per common share (in USD per share)	$ 0.03